FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Restricted cash	$ 80	$ 61
Derivative assets	0	106
Total current	80	167
Non-current
Marketable securities	273	0
Restricted cash	35	22
Derivative assets	42	78
Loans and notes receivable	83	75
Other financial assets	13	11
Total non-current	$ 446	$ 186